Investments (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments [Line Items]
Short-term investment	€ 52,050		€ 52,050
Short term deposit	44,050
Short-term commercial deposit with sales	8,000
Interest income	€ 3,457	€ 32,525